Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Categories of non-current financial liabilities [abstract]
Summary of Other financial liabilities

	As at 31 March 2021	As at 31 March 2020
Non-current
Interest accrued but not due on debentures	132	—

	132	—

Current
Financial guarantee contracts	78	—

Financial liabilities at amortised cost
Current maturities of long term interest-bearing loans and borrowings (refer note 19)*	30,454	22,926

Others
Interest accrued but not due on borrowings	1,686	1,692
Interest accrued but not due on debentures	1,211	371
Capital creditors	9,001	8,926
Purchase consideration payable	191	272
Other payables	1	109

Total	42,622	34,296

*‘ For all long-term loan arrangements the Group has complied with the debt covenants except for long-term loan arrangements amounting to INR 10,341 as at 31 March 2021 (31 March 2020: INR 2,916), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified the liability as current. Further, for such borrowings outstanding as at 31 March 2021, the Group has received waiver for borrowings amounting to INR 6,446 and applied for waiver amounting to INR 3,664 (31 March 2020: the Group had subsequently received waiver from the lenders and the loan was fully repaid in November 2020)
.